Related party disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party disclosures	30 Related party disclosures
The Group has a number of transactions and relationships with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business. Transactions with CTBAT International Limited (a joint operation) are not included in these disclosures as the results are immaterial to the Group.
Intercompany transactions and balances are eliminated on consolidation and therefore are not disclosed.
Transactions and balances with associates relate mainly to the sale and purchase of cigarettes and tobacco leaf and the provision of IT services. Other investments in associates, in the form of convertible loan notes, are not included in the table below. The Group’s share of dividends from associates, included in other income in the table below, was £447 million (2023: £559 million; 2022: £438 million).

	2024 £m	2023 £m	2022 £m
Transactions
– revenue	492	523	494
– purchases	(179)	(178)	(190)
– other income	448	560	441
– other expenses	(13)	(6)	(1)
Amounts receivable at 31 December	39	48	51
Amounts payable at 31 December	(12)	(4)	(4)
The following related party transactions occurred in 2024, 2023 and 2022.
Transactions with associates
ITC
As explained in note 27(b)(i), on 13 March 2024, the Group announced the divestment of 12% of its equity stake in ITC Limited (the equivalent of 3.5% of ITC's ordinary shares) to institutional investors by way of an accelerated bookbuild process which generated net proceeds after transaction costs and taxes of INR166.9 billion (£1.6 billion). Following completion of the transaction, the Group has remained a significant shareholder of ITC with a 25.45% investment and has continued to account for ITC as an associated undertaking using the equity method of accounting.
Organigram
In 2023, the Group announced the signing of an agreement for a further investment of CAD$125 million (£74 million) in Organigram, subject to customary conditions, including necessary approvals by the shareholders of Organigram, which was given on 18 January 2024.
On 24 January 2024, BAT made the first tranche investment of CAD$42 million (£24 million) acquiring a further 12,893,175 common shares of Organigram at a price of CAD$3.22 per share. On 30 August 2024, BAT made the second tranche investment of CAD$42 million
(£24 million) acquiring a further 4,429,740 common shares and 8,463,435 preferred shares of Organigram at a price of CAD$3.22 per share. Subject to certain conditions, the remaining 12,893,175 shares subscribed for shall be issued at the same price as the previous two tranches by the end of February 2025. The additional investment in 2024 increased the Group's interest in Organigram to 35.09%. Under the terms of the agreement, the Group’s voting rights are restricted to 30%.
The Group and Organigram also have a Product Development Collaboration Agreement following which a Centre of Excellence was established to focus on developing the next generation of cannabis products with an initial focus on cannabidiol (CBD).
Other associates
The following transactions occurred during 2024:
–On 11 September 2024, VST Industries Ltd (VST) allotted 154,419,200 equity shares of INR10 each as fully paid-up bonus equity shares.
The bonus equity shares were allotted in the proportion of 10 new fully paid-up equity shares for every one existing fully paid up equity share. The Group's interest in VST remains unchanged at 32.16%.
The following transactions occurred during 2023, when the Group:
–acquired 19.9% of DeFloria for £8 million; and
–increased its ownership in Steady State LLC (trading as Open Book Extracts) from 5.76% to 10.8% for £4 million along with a further investment of £8 million by way of a convertible loan note.
The following transactions occurred during 2022, when the Group:
–made a £32 million investment in exchange for 16% of Sanity Group GmbH;
–increased its ownership of a wholesale producer and distributor operating in the agriculture sector based in Uzbekistan, FE 'Samfruit'
JSC to 45.40% for £1 million;
–made a non-controlling investment in Steady State LLC for £4 million; and
–invested in Charlotte's Web via a convertible debenture of £48 million which is currently convertible into a non-controlling equity stake of approximately 19.9% (as explained in note 27(b)(iii)).
Non-controlling interests
During 2023, the Group acquired a further 1.31% in Hrvatski Duhani d.d., at a cost of less than £1 million, following the acquisitions in 2022
(3.3% at a cost of £1 million).
Other related party transactions
As explained in note 15, in 2022 the Group provided a temporary liquidity facility to the main UK pension fund. The facility was undrawn as at 31 December 2023 and on 28 March 2024 the facility was cancelled.
As a result of the implementation of the EU Single-Use Plastic Directive in certain EU countries, the Group, along with other tobacco manufacturers, established Producer Responsibility Organisations for the management of the Extended Producer Responsibility obligations relating to tobacco product butt filter waste collection. The costs incurred by the Group in relation to this waste disposal is included in note 33.
The key management personnel of British American Tobacco consist of the members of the Board of Directors of British American
Tobacco p.l.c. and the members of the Management Board. No such person had any material interest during the year in a contract of significance (other than a service contract) with the Company or any subsidiary company. The term key management personnel in this context includes their close family members.

	2024 £m	2023 £m	2022 £m
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	21	17	19
– post-employment benefits	1	1	1
– share-based payments	12	13	17
	34	31	37
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chair			Non-Executive Directors			Total
	2024 £'000	2023 £'000	2022 £'000	2024 £'000	2023 £'000	2022 £'000	2024 £'000	2023 £'000	2022 £'000	2024 £'000	2023 £'000	2022 £'000
Salary; fees; benefits; incentives
– salary	1,907	1,644	2,129							1,907	1,644	2,129
– fees				711	688	670	1,112	1,059	1,027	1,823	1,747	1,697
– taxable benefits	617	395	449	17	17	59	79	31	78	713	443	586
– short-term incentives	3,496	1,650	3,761							3,496	1,650	3,761
– long-term incentives	1,474	1,371	7,888							1,474	1,371	7,888
– buy-out	2,969	—	—							2,969	—	—
Sub-total	10,463	5,060	14,227	728	705	729	1,191	1,090	1,105	12,382	6,855	16,061
Pension; other emoluments
– pension	276	248	320							276	248	320
– other emoluments	6	2	6							6	2	6
Sub-total	282	250	326							282	250	326
Total emoluments	10,745	5,310	14,553	728	705	729	1,191	1,090	1,105	12,664	7,105	16,387